(Bond PS Series)
Investment Objective
To seek income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Bond PS Series)	Series I		Series II	NAV
Management fee	0.57%	[1]	0.57%	0.57%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	none
Other Expenses	0.08%	[1]	0.08%	0.08%
Total annual fund operating expenses	0.70%	[1]	0.90%	0.65%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Bond PS Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	72	224	390	871
Series II	92	287	498	1,108
NAV	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund's average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs"),

  U.S. and foreign corporate bonds, and

  Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks —Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of contract value under specific guaranteed benefits under variable annuity contracts the (Contracts). John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, "John Hancock Issuers") have provided the Bond PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Bond PS Series' portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a falling market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a rising market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadvisor could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series"), when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series rather than from other underlying funds. These redemptions from the Bond PS Series may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadvisor's ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The JHVIT Lifestyle PS Series which operates as funds of funds and invest in other, underlying funds, and the Bond PS Series are offered only in connection with the Contracts issued by the John Hancock Issuers. The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of the Bond PS Series, which may negatively affect the fund's performance by increasing the fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed income securities are declining. Outflows may also increase the fund's expense ratio.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     2.07% (Quarter ended 9/30/2012)

Worst Quarter:   -0.58% (Quarter ended 12/31/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Bond PS Series)	1 Year	Since Inception	Inception Date
Series II	5.67%	5.10%	Apr. 28, 2011
NAV	5.96%	5.33%	Apr. 28, 2011
Citigroup Broad Investment Grade Index	4.23%	6.45%	Apr. 28, 2011